MARKET RISK BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Schedule of Market Risk Benefits
The net balance of market risk benefit asset and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follow.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	$44	$70	$114
Effect of changes in the beginning instrument-specific credit risk	26	(28)	(2)
Attributed fees collected	13	32	45
Interest accrual	3	3	6
Adjustment from deterministic to stochastic	20	(17)	3
Effect of experience variance	(13)	4	(9)
Effect of changes in financial assumptions	(80)	(100)	(180)
Effect of changes in other future expected assumptions	(13)	(12)	(25)
Effect of changes in the ending instrument-specific credit risk	(1)	15	14
Issuance	1	88	89
Balance, end of year	$—	$55	$55

Net amount of risk	$—	$868
Weighted average attained age of contract holders (years)	65	66

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	$—	$68	$68
Effect of changes in the beginning instrument-specific credit risk	44	(1)	43
Attributed fees collected	5	23	28
Interest accrual	2	1	3
Adjustment from deterministic to stochastic	12	3	15
Effect of experience variance	(4)	(2)	(6)
Effect of changes in financial assumptions	(119)	(75)	(194)
Effect of changes in the ending instrument-specific credit risk	(70)	28	(42)
Issuance and other	174	25	199
Balance, end of year	$44	$70	$114

Net amount of risk	$453	$597
Weighted average attained age of contract holders (years)	64	66

AS OF AND FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS	Reinsurance	Total
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	$54	$54
Attributed fees collected	5	5
Adjustment from deterministic to stochastic	(6)	(6)
Effect of experience variance	12	12
Effect of changes in financial assumptions	1	1
Effect of changes in the ending instrument-specific credit risk	1	1
Issuance	1	1
Balance, end of year	$68	$68

Net amount at risk	$328
Weighted average attained age of contract holders (years)	66
As of December 31, 2023, 2022 and 2021, the Company had no reinsurance recoverables pertaining to market risk benefits.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2023			2022
	Asset	Liability	Net	Asset	Liability	Net
Direct Insurance	$34	$(34)	$—	$10	$(54)	$(44)
Reinsurance	—	(55)	(55)	—	(70)	(70)
Total	$34	$(89)	$(55)	$10	$(124)	$(114)